Condensed Financial Information of the Parent Company - Condensed Statements of Operations and Comprehensive Loss (Details) - Parent [Member] - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Condensed Statements of Operations and Comprehensive Loss [Line Items]
Income/(loss) before income taxes	$ (6,965,324)	$ 150,344	$ (716,678)
Income tax (provision)/benefit	(402,781)	(589,680)	63,950
Net loss	(7,368,105)	(439,336)	(652,728)
Other comprehensive loss:
Foreign currency translation difference	122,281	(74,851)	(15,524)
Total comprehensive loss	$ (7,245,824)	$ (514,187)	$ (668,252)